Income Taxes - Reconciliation of Income Tax Expense on Pretax Income at Statutory Rate and Income Tax Expense (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Reconciliation Of Income Taxes [Line Items]
Differences between Cayman and other statutory tax rates		$ 16,107	$ 9,979
Permanent differences		365	206
Temporary differences		(2,703)	(1,614)
Alternative minimum tax		1	1
Income tax on undistributed earnings		193	0
Net changes in income tax credit		(101)	(205)
Net changes in valuation allowance of deferred income tax assets		5,014	3,260
Net operating loss carryforwards		497	(1,805)
Liabilities related to unrealized tax benefits		(42)	5,482
Adjustment of prior years' taxes and others		(1,171)	(7,129)
Income tax expense	$ 17,492	18,160	8,175
Tax at Hong Kong Statutory Rate	16.50%
Tax at Hong Kong Statutory Rate, Amount	$ 23,121
Effective Income Tax Rate Reconciliation, Foreign Income Tax Rate Differential, Amount		16,107	9,979
Other, Amount		(1,171)	(7,129)
Changes in Valuation Allowances, Amount		$ 5,014	$ 3,260
Changes in Unrecognized Tax Benefits ,Percent	(0.062)
Changes in Unrecognized Tax Benefits ,Amount	$ (8,647)
Effective Income Tax Rate Reconciliation, Percent	12.50%	16.90%	13.40%
Income Tax Expense (Benefit)	$ 17,492	$ 18,160	$ 8,175
Cayman Island
Reconciliation Of Income Taxes [Line Items]
Differences between Cayman and other statutory tax rates	(3,482)
Adjustment of prior years' taxes and others	$ 290
Effective Income Tax Rate Reconciliation, Foreign Income Tax Rate Differential, Percent	(2.50%)
Effective Income Tax Rate Reconciliation, Foreign Income Tax Rate Differential, Amount	$ (3,482)
Nontaxable or nondeductible items, Percent	5.10%
Nontaxable or nondeductible items, Amount	$ 7,078
Other, Percent	0.20%
Other, Amount	$ 290
Macau
Reconciliation Of Income Taxes [Line Items]
Differences between Cayman and other statutory tax rates	(2,075)
Adjustment of prior years' taxes and others	$ (131)
Effective Income Tax Rate Reconciliation, Foreign Income Tax Rate Differential, Percent	(1.50%)
Effective Income Tax Rate Reconciliation, Foreign Income Tax Rate Differential, Amount	$ (2,075)
Other, Percent	(0.10%)
Other, Amount	$ (131)
China
Reconciliation Of Income Taxes [Line Items]
Differences between Cayman and other statutory tax rates	3,154
Net changes in valuation allowance of deferred income tax assets	762
Adjustment of prior years' taxes and others	$ (202)
Effective Income Tax Rate Reconciliation, Foreign Income Tax Rate Differential, Percent	2.30%
Effective Income Tax Rate Reconciliation, Foreign Income Tax Rate Differential, Amount	$ 3,154
Other, Percent	(0.10%)
Other, Amount	$ (202)
Tax Credits, Percent	3.40%
Tax Credits, Amount	$ 4,825
Changes in Valuation Allowances, Percent	0.50%
Changes in Valuation Allowances, Amount	$ 762
U.S
Reconciliation Of Income Taxes [Line Items]
Differences between Cayman and other statutory tax rates	(1,855)
Net changes in valuation allowance of deferred income tax assets	2,589
Adjustment of prior years' taxes and others	$ 31
Effective Income Tax Rate Reconciliation, Foreign Income Tax Rate Differential, Percent	(1.30%)
Effective Income Tax Rate Reconciliation, Foreign Income Tax Rate Differential, Amount	$ (1,855)
Other, Percent	0.00%
Other, Amount	$ 31
Changes in Valuation Allowances, Percent	1.90%
Changes in Valuation Allowances, Amount	$ 2,589
Other Foreign Jurisdictions
Reconciliation Of Income Taxes [Line Items]
Differences between Cayman and other statutory tax rates	1,046
Adjustment of prior years' taxes and others	$ 638
Effective Income Tax Rate Reconciliation, Foreign Income Tax Rate Differential, Percent	0.80%
Effective Income Tax Rate Reconciliation, Foreign Income Tax Rate Differential, Amount	$ 1,046
Other, Percent	0.50%
Other, Amount	$ 638